Other operating expenses, net (Unaudited) (Details) - BRL (R$) R$ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Other operating expenses, net (Unaudited)
Accommodation and meals	R$ (51.0)	R$ (43.3)
IT services	(45.3)	(36.3)
Professional services	(19.8)	(9.8)
Taxes, civil and labor risks	(12.1)	(14.3)
Aircraft insurance	(5.4)	(5.0)
Flights interrupted	(11.7)	(10.3)
Others	(22.2)	(22.0)
Total other operating expenses	R$ (167.5)	R$ (141.0)